Fair Value Measurement - Additional Information (Detail) - Fair Value, Nonrecurring [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial assets at fair value	¥ 0	¥ 0
Financial liabilities at fair value	¥ 0	¥ 0